Other Income (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)
Other Income [Abstract]
Other income | €	€ 16,730	€ 4,882,908	€ 53,023	€ 12,629,096
Government grants (in Dollars) | $					$ 0